CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans receivable, fair value	[1]	¥ 664,585	¥ 554,137
Receivables from customers, fair value		8,318	13
Securities purchased under agreements to resell, fair value		647,545	1,186,096
Trading assets, securities pledged as collateral		5,200,360	5,486,551
Trading assets, fair value		10,273	7,047
Private equity investments, fair value		4,047	4,416
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		416,052	397,834
Other, fair value		151,233	176,029
Short-term borrowings, fair value		362,612	372,188
Securities sold under agreements to repurchase, fair value		159,430	435,905
Securities loaned, fair value		131,677	133,375
Other liabilities, fair value		15,011	25,482
Long-term borrowings, fair value		¥ 3,576,293	¥ 2,857,835
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,493,562,601	3,643,562,601
Outstanding		3,310,800,799	3,392,937,486
Common stock held in treasury, shares		182,761,802	250,625,115

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.